Segment Reporting - Statement of Operations (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Segment Reporting
Number of reportable segments | item	3	3	3
Gain on sale of loans, net	$ 5,955	$ 20,131	$ 65,294	$ 14,004
Servicing expense, net	(12)	(119)	(432)	3,603
Gain on mortgage servicing rights, net	111	38	34	(28,509)
Real estate services fees, net	185	210	1,144	1,312
Other revenue	951	324	279	1,498
Other operating expense	(19,357)	(21,298)	(81,204)	(81,273)
Other income (expense)	11,006	12	11,078	1,348
Loss before income taxes	(1,161)	(702)	(3,807)	(88,017)
Income tax expense (benefit)	23	(19)	71	133
Net loss	(1,184)	(683)	(3,878)	(88,150)
Total assets	269,590		2,022,771	2,369,306
Operating segments | Mortgage Lending
Segment Reporting
Gain on sale of loans, net	5,955	20,131	65,294	14,004
Servicing expense, net	(12)	(119)	(432)	3,603
Gain on mortgage servicing rights, net	111	38	34	(28,509)
Other revenue	2	23	24	135
Other operating expense	(14,502)	(16,228)	(62,605)	(60,869)
Other income (expense)	389	(183)	98	2,366
Loss before income taxes	(8,057)	3,662	2,413	(69,270)
Total assets	239,620		351,173	233,841
Operating segments | Real Estate Services
Segment Reporting
Real estate services fees, net	185	210	1,144	1,312
Other operating expense	(358)	(368)	(1,409)	(1,485)
Loss before income taxes	(173)	(158)	(265)	(173)
Total assets	502		502	503
Operating segments | Long-term Mortgage Portfolio
Segment Reporting
Other revenue	16	27	110	143
Other operating expense	(13)	(122)	(778)	(633)
Other income (expense)	11,082	656	12,840	1,344
Loss before income taxes	11,085	561	12,172	854
Total assets	96		1,642,871	2,103,399
Corporate and other
Segment Reporting
Other revenue	933	274	145	1,220
Other operating expense	(4,484)	(4,580)	(16,412)	(18,286)
Other income (expense)	(465)	(461)	(1,860)	(2,362)
Loss before income taxes	(4,016)	$ (4,767)	(18,127)	(19,428)
Total assets	$ 29,372		$ 28,225	$ 31,563